Line of Credit	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Line of Credit

NOTE 6 - LINE OF CREDIT

The Company had a revolving line of credit with a bank in which it can borrow up to $600,000. The line of credit was secured by substantially all assets of the Company and a personal guarantee from one of the Company’s officers/shareholders, including his personal residence. As of December 31, 2015, $600,000 was outstanding under the line of credit. The line of credit was paid off in May 2016.